INCOME TAXES	9 Months Ended
Sep. 30, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES
12.	INCOME TAXES
The income tax expense (credit) consisted of:

	Nine Months Ended
	September 30,
	2021	2020
(Over) under provision of income taxes in prior years:
Macau Complementary Tax	$(29)	$—
Hong Kong Profits Tax	8	—

Sub-total	(21)	—

Income tax expense (credit) - deferred:
Macau Complementary Tax	50	(106)

Total income tax expense (credit)	$29	$(106)

The effective tax rates for the nine months ended September 30, 2021 and 2020 were (0.01)% and 0.03%, respectively. Such rates differ from the statutory Macau Complementary Tax rate of 12% primarily due to the effect of expenses for which no income tax benefit is receivable, the effect of changes in valuation allowances, the effect of different tax rates of subsidiaries operating in other jurisdictions and the effect of tax losses that cannot be carried forward for the nine months ended September 30, 2021 and 2020.
As of September 30, 2021 and December 31, 2020, valuation allowances of $87,560 and $75,867 were provided, respectively, as management believes it is more likely than not that these deferred tax assets will not be realized.
As of September 30, 2021, other than the above, there was no significant change to the tax exposures as disclosed in the Company’s consolidated financial statements as of December 31, 2020.